Note 10 - Taxes on Income (Tables)	12 Months Ended
Jul. 31, 2013
Schedule of Investments [Abstract]
Schedule of Canadian refundable income tax
	Year Ended	Year Ended	Year Ended
	July 31, 2013	July 31, 2012	July 31, 2011
Refundable Canadian income tax attributable to:
Current operations	$73,075	$48,215	$75,093
Timing differences, Stock based compensation	-	-	-
Less, Change in valuation allowance	(73,075)	(48,215)	(75,093)
Net refundable amount	$-	$-	$-

Schedule of Greek refundable income tax
	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 31, 2011
Refundable Greek income tax attributable to:
Current operations	$1,219	$4,300	$12,800
Nondeductible expenses	-	-	-
Less, Change in valuation allowance	(1,219)	(4,300)	12,800)
Net refundable amount	$-	$-	$-

Schedule of Deferred Tax amounts
	July 31, 2013		July 31, 2012		July 31, 2011
	Canada Expected rate 34%	Greece Expected rate 26%	Canada Expected rate 34%	Greece Expected rate 20%	Canada Expected rate 34%	Greece Expected rate 25%
Deferred tax asset attributable to:
Net operating loss carryover	$321,935	$224,773	$248,860	$223,554	$200,645	$218,800
Less, Valuation allowance	(321,935)	(224,773)	(248,860)	(223,554)	(200,645)	(218,800)
Net deferred tax asset	$-	$-	$-	$-	$-	$-

Schedule of Operating Losses
	July 31, 2013		July 31, 2012		July 31, 2011
	Canada	Greece	Canada	Greece	Canada	Greece
Operating Loss	$214,927	$4,690	$139,991	$21,494	$220,862	$51,343